ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Total current assets	$ 320,351	$ 407,431
Non-current assets:
Total non-current assets	626,660	801,492
Total assets	947,011	1,208,923
Current liabilities:
Total current liabilities	214,808	354,403
Non-current liabilities:
Total non-current liabilities	348,306	262,716
Total liabilities	563,114	617,119
PRC Domestic Entities
Current assets:
Total current assets	87,828	77,048
Non-current assets:
Total non-current assets	345,673	463,716
Total assets	433,501	540,764
Current liabilities:
Total current liabilities	179,698	287,779
Non-current liabilities:
Total non-current liabilities	205,391	119,881
Total liabilities	$ 385,089	$ 407,660